Inventories - Summary of Provision Recorded for Adjustment to Realizable Value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Inventory Provision Recorded for Adjustments to Realizable Value [line items]
Beginning balance	$ 7.7
Ending balance	0.9	$ 7.7
Aircraft [member]
Reconciliation of Inventory Provision Recorded for Adjustments to Realizable Value [line items]
Beginning balance	(7.7)	(17.2)	$ (19.9)
Additions	(5.2)	(8.8)	(8.2)
Disposals	11.2	18.3	10.9
Assets held for sale	0.8
Ending balance	$ (0.9)	$ (7.7)	$ (17.2)